Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Preferred stock shares authorized	14,647,823	14,647,823
Preferred stock, liquidation preference, value	$ 65,004	$ 65,004
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	23,500,000	23,500,000
Common stock shares issued	5,118,553	5,095,831
Common stock shares outstanding	5,118,553	5,095,831
ANDRETTI ACQUISITION CORP. [Member]
Temporary equity, redemption price per share	$ 10.25
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member] | ANDRETTI ACQUISITION CORP. [Member]
Temporary equity, par or stated value per share	$ 0.0001	$ 0.0001
Temporary equity, shares issued	7,894,801	23,000,000
Temporary equity, shares outstanding	7,894,801	23,000,000
Temporary equity, redemption price per share	$ 10.93	$ 10.4
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	0	0
Common stock shares outstanding	0	0
Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Temporary equity, shares outstanding	5,750,000	5,750,000
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000
Common stock shares issued	5,750,000	5,750,000
Common stock shares outstanding	5,750,000	5,750,000
Convertible Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Preferred stock shares authorized	14,647,823	14,647,823
Preferred stock shares issued	14,222,580	14,222,580
Preferred stock shares outstanding	14,222,580	14,222,580
Preferred stock, liquidation preference, value	$ 65,004	$ 65,004